BANK LOAN (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF BANK LOAN	Bank loans consist of the following:
	As of December 31,
	2021	2020
PT Bank UOB Indonesia	$980,452	$980,452
Total	$980,452	$980,452